Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Emerging Markets Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	REBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Relative returns were positive versus the benchmark over the year. The primary driver of positive returns was an allocation to and selection within Saudi Arabian bonds, as well as bonds from the United Arab Emirates. Also positively contributing to relative returns was an overweight to Ukraine. Selection within and an allocation to Venezuela was also positive for overall performance. Local rates and currency allocations, as well as security selection within the U.S. were also additive for overall Fund returns.
Credit
| Allocations to investment-grade debt, as well as BB and B rated high-yield debt most positively impacted total returns for the Fund during the annual period.
Top Performance Detractors
Allocation

I

Partially offsetting the Fund's relative outperformance during the period was security selection within Brazil. Additionally, the Fund's underweight exposure to Lebanese debt also weighed on overall Fund performance. Finally, an underweight allocation to and allocation effects from El Salvador detracted from Fund performance.
Credit
| An overweight allocation to cash relative to the benchmark was the primary credit detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.67	1.58	3.60
Class A (including sales charges)	2.56	0.61	3.10
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 333,125,023
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,658,874
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 333,125,023
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 1,658,874
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%
Asset Categories
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%

Columbia Emerging Markets Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Relative returns were positive versus the benchmark over the year. The primary driver of positive returns was an allocation to and selection within Saudi Arabian bonds, as well as bonds from the United Arab Emirates. Also positively contributing to relative returns was an overweight to Ukraine. Selection within and an allocation to Venezuela was also positive for overall performance. Local rates and currency allocations, as well as security selection within the U.S. were also additive for overall Fund returns.
Credit
| Allocations to investment-grade debt, as well as BB and B rated high-yield debt most positively impacted total returns for the Fund during the annual period.
Top Performance Detractors
Allocation

I

Partially offsetting the Fund's relative outperformance during the period was security selection within Brazil. Additionally, the Fund's underweight exposure to Lebanese debt also weighed on overall Fund performance. Finally, an underweight allocation to and allocation effects from El Salvador detracted from Fund performance.
Credit
| An overweight allocation to cash relative to the benchmark was the primary credit detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.81	1.83	3.86
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 333,125,023
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,658,874
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 333,125,023
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 1,658,874
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%
Asset Categories
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%

Columbia Emerging Markets Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Relative returns were positive versus the benchmark over the year. The primary driver of positive returns was an allocation to and selection within Saudi Arabian bonds, as well as bonds from the United Arab Emirates. Also positively contributing to relative returns was an overweight to Ukraine. Selection within and an allocation to Venezuela was also positive for overall performance. Local rates and currency allocations, as well as security selection within the U.S. were also additive for overall Fund returns.
Credit
| Allocations to investment-grade debt, as well as BB and B rated high-yield debt most positively impacted total returns for the Fund during the annual period.
Top Performance Detractors
Allocation

I

Partially offsetting the Fund's relative outperformance during the period was security selection within Brazil. Additionally, the Fund's underweight exposure to Lebanese debt also weighed on overall Fund performance. Finally, an underweight allocation to and allocation effects from El Salvador detracted from Fund performance.
Credit
| An overweight allocation to cash relative to the benchmark was the primary credit detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	8.06	1.99	4.02
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 333,125,023
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,658,874
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 333,125,023
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 1,658,874
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%
Asset Categories
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%

Columbia Emerging Markets Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CEBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Relative returns were positive versus the benchmark over the year. The primary driver of positive returns was an allocation to and selection within Saudi Arabian bonds, as well as bonds from the United Arab Emirates. Also positively contributing to relative returns was an overweight to Ukraine. Selection within and an allocation to Venezuela was also positive for overall performance. Local rates and currency allocations, as well as security selection within the U.S. were also additive for overall Fund returns.
Credit
| Allocations to investment-grade debt, as well as BB and B rated high-yield debt most positively impacted total returns for the Fund during the annual period.
Top Performance Detractors
Allocation

I

Partially offsetting the Fund's relative outperformance during the period was security selection within Brazil. Additionally, the Fund's underweight exposure to Lebanese debt also weighed on overall Fund performance. Finally, an underweight allocation to and allocation effects from El Salvador detracted from Fund performance.
Credit
| An overweight allocation to cash relative to the benchmark was the primary credit detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	8.01	2.03	4.06
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 333,125,023
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,658,874
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 333,125,023
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 1,658,874
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%
Asset Categories
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%

Columbia Emerging Markets Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	CMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Relative returns were positive versus the benchmark over the year. The primary driver of positive returns was an allocation to and selection within Saudi Arabian bonds, as well as bonds from the United Arab Emirates. Also positively contributing to relative returns was an overweight to Ukraine. Selection within and an allocation to Venezuela was also positive for overall performance. Local rates and currency allocations, as well as security selection within the U.S. were also additive for overall Fund returns.
Credit
| Allocations to investment-grade debt, as well as BB and B rated high-yield debt most positively impacted total returns for the Fund during the annual period.
Top Performance Detractors
Allocation

I

Partially offsetting the Fund's relative outperformance during the period was security selection within Brazil. Additionally, the Fund's underweight exposure to Lebanese debt also weighed on overall Fund performance. Finally, an underweight allocation to and allocation effects from El Salvador detracted from Fund performance.
Credit
| An overweight allocation to cash relative to the benchmark was the primary credit detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	7.29	1.33	3.34
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 333,125,023
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,658,874
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 333,125,023
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 1,658,874
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%
Asset Categories
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	2.7%
Saudi Government International Bond 01/13/2035 5.625%	2.5%
Qatar Government International Bond 03/14/2029 4.000%	2.3%
Romanian Government International Bond 02/14/2031 3.000%	1.7%
DP World PLC 07/02/2037 6.850%	1.5%
Hungary Government International Bond 09/22/2031 2.125%	1.5%
Turkiye Government International Bond 05/15/2034 7.625%	1.5%
Turkey Government International Bond 02/17/2028 5.125%	1.4%
Indonesia Government International Bond 09/18/2029 3.400%	1.5%
Peruvian Government International Bond 11/18/2050 5.625%	1.5%